Stock-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation

Our Long-Term Incentive Plans provide for the issuance of stock options, restricted stock, restricted stock units (“RSUs”) and other stock-based awards to employees and directors of BNY Mellon. At Dec. 31, 2017, under the Long-Term Incentive Plan approved in April 2014, we may issue 27,998,933 new stock-based awards. Of this amount, 13,258,636 shares (subject to potential increase as provided in the Long-Term Incentive Plan) may be issued as restricted stock or RSUs. Stock-based compensation expense related to retirement eligibility vesting totaled $109 million in 2017, $106 million in 2016 and $97 million in 2015.

Stock options

Our Long-Term Incentive Plans provide for the issuance of stock options at fair market value at the date of grant to officers and employees of BNY Mellon. Generally, each option granted is exercisable between one and 10 years from the date of grant. No stock options were granted in 2017, 2016 and 2015.

There was no compensation cost charged against income in 2017. Compensation costs that were charges against income were $2 million in 2016 and $10 million in 2015. There was no income tax benefit recognized in the income statement in 2017. Total income tax benefit recognized in the income statement was $1 million in 2016 and $4 million in 2015.

A summary of the status of our options as of Dec. 31, 2017, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2016	21,241,568	$32.57	2.8
Granted	—	—
Exercised	(11,778,373)	36.66
Canceled/Expired	(161,055)	39.10
Balance at Dec. 31, 2017	9,302,140	$27.27	2.7
Vested and expected to vest at Dec. 31, 2017	9,302,140	27.27	2.7
Exercisable at Dec. 31, 2017	9,302,140	27.27	2.7

Stock options outstanding at Dec. 31, 2017
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$ 18 to 31	8,544,242	2.9	$25.68	8,544,242	$25.68
$ 31 to 41	13,908	0.5	35.52	13,908	35.52
$ 41 to 51	743,990	0.1	45.39	743,990	45.39
$ 18 to 51	9,302,140	2.7	$27.27	9,302,140	$27.27

(a)	At Dec. 31, 2016 and Dec. 31, 2015, 21,241,568 and 33,703,283 options were exercisable at a weighted-average price per common share of $32.57 and $34.27, respectively.

Aggregate intrinsic value of options
(in millions)	2017	2016	2015
Outstanding at Dec. 31,	$247	$315	$306
Exercisable at Dec. 31,	$247	$315	$267

The total intrinsic value of options exercised was $159 million in 2017, $122 million in 2016 and $130 million in 2015.

Cash received from option exercises totaled $431 million in 2017, $438 million in 2016 and $326 million in 2015. The actual excess tax benefit realized for the tax deductions from options exercised totaled $16 million in 2017, $3 million in 2016 and $21 million in 2015.

Restricted stock, RSUs and Performance units

Restricted stock and RSUs are granted under our long-term incentive plans at no cost to the recipient. These awards are subject to forfeiture until certain restrictions have lapsed, including continued employment, for a specified period. The recipient of a share of restricted stock is entitled to voting rights and generally is entitled to dividends on the common stock. An RSU entitles the recipient to receive a share of common stock after the applicable restrictions lapse. The recipient generally is entitled to receive cash payments equivalent to any dividends paid on the underlying common stock during the period the RSU is outstanding but does not receive voting rights.

The fair value of restricted stock and RSUs is equal to the fair market value of our common stock on the date of grant. The expense is recognized over the vesting period, which is generally zero to four years. The total compensation expense recognized for restricted stock and RSUs was $273 million in 2017, $256 million in 2016 and $235 million in 2015. The total income tax benefit recognized in the income statement was $66 million in 2017, $91 million in 2016 and $83 million in 2015.

BNY Mellon’s Executive Committee members were granted a target award of 793,847 performance units (“PSUs”) in 2017, 548,391 in 2016 and 630,100 in 2015 that cliff vest in 3 years based on operating earnings per share with the potential of a risk modifier based on appropriate growth in risk-weighted assets. These awards are classified as liabilities and marked-to-market as the earnout percentages are determined at the discretion of the Human Resources Compensation Committee based on a payout table.

The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2017.

Non-vested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2016	17,995,515	$35.98
Granted	6,725,625	48.71
Vested	(7,510,459)	34.39
Forfeited	(479,349)	38.79
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2017	16,731,332	$42.42

As of Dec. 31, 2017, $224 million of total unrecognized compensation costs related to non-vested PSUs, restricted stock and RSUs is expected to be recognized over a weighted-average period of 2.1 years.

The total fair value of restricted stock, RSUs and PSUs that vested was $260 million in 2017, $236 million in 2016 and $429 million in 2015. The actual excess tax benefit realized for the tax deductions from shares vested totaled $34 million in 2017, $8 million in 2016 and $51 million in 2015.

Subsidiary Long-Term Incentive Plans

BNY Mellon also has several subsidiary Long-Term Incentive Plans which have issued restricted subsidiary shares to certain employees. These share awards are subject to forfeiture until certain restrictions have lapsed, including continued employment for a specified period of time. The shares are non-voting and non-dividend paying. Once the restrictions lapse, which generally occurs in three to five years, the shares can only be sold, at the option of the employee, to BNY Mellon at a price based generally on the fair value of the subsidiary at the time of repurchase. In certain instances BNY Mellon has an election to call the shares.